Mortgage payable (Details)		12 Months Ended
	Jul. 10, 2020 USD ($) ft²	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Mortgage loan obtained	$ 3,562,500
Square-foot of building | ft²	81,000
Costs and fees incurred that are capitalized and recorded as finance costs over the life of the Mortgage	$ 17,194
LIBOR floor	0.25%
Interest costs		$ 63,195	$ 54,605
Amortization of debt issuance costs		$ 11,840	$ 5,354
LIBOR
Debt Instrument [Line Items]
Spread on variable rate	2.85%
LIBOR floor	0.25%